Financial instruments - Narrative (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at amortised cost, category | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value	$ 872,529,999	$ 881,873,634	$ 912,330,632